Supplemental information on oil and gas producing activities - Discounted net cash flows (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental information on oil and gas producing activities (unaudited)
Net change in sales and transfer prices and in production cost (lifting) related to future production	$ 110,224,660	$ (44,482,725)	$ 2,411,040
Changes in estimated future development costs	(22,011,659)	(5,401,560)	(12,627,361)
Sales and transfer of oil and gas produced net of production costs	(50,694,613)	(24,413,621)	(44,297,989)
Net change due to extensions, discoveries, and improved recovery	6,741,068	3,134,469	7,061,712
Net change due to purchase and sales of minerals in place	(13,419)	570,460	213,539
Net change due to revisions in quantity estimates	32,923,680	(3,414,649)	6,756,418
Previously estimated development costs incurred during the period	32,941,335	7,943,239	23,200,357
Accretion of discount	10,468,951	10,468,951	11,542,289
Timing and other	(16,636,925)	567,027	(4,993,389)
Net change in income taxes	(36,016,420)	16,073,288	3,814,269
Aggregate change in the standardized measure of discounted future net cash flows for the year	$ 67,926,658	$ (38,955,121)	$ (6,919,115)